Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001

Dear Shareholder:

For many investors, the six-month period ended August 31, 2001, was a very difficult time to be in the market, particularly with technology stocks. Overly optimistic earnings estimates for many companies were dramatically reduced in the wake of the collapse of the technology sector. Evidence of a slowdown in the U.S. economy continued to emerge despite aggressive actions by the Federal Reserve Board to lower interest rates. The economic slowdown, combined with a corporate-profits recession, resulted in a halt to capital spending, which created a particularly unfavorable environment for growth-oriented stocks. However, stocks within the value-oriented areas of the market, such as finance, utilities and energy, benefited from the rotation out of growth stocks. While all of the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq composite index that suffered the most, declining about 16 percent during the period.

Performance and Portfolio

For the six-month period ended August 31, 2001, the Class B shares of Morgan Stanley Dividend Growth Securities posted a total return of -4.07 percent, compared to -7.97 percent return for the Standard & Poor's 500 Index (S&P 500).* For the same period, the Fund's Class A, C and D shares returned -3.70 percent, -4.07 percent and -3.59 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Since its inception, the Fund has utilized a screening process that seeks to identify undervalued stocks that have a record of paying dividends and the potential for increasing dividends. During the period, this screening process led to overweightings in basic materials, capital goods, energy and utilities, which currently enjoy strong cash flows and attractive dividend yields. The Fund remained underweighted in high-technology stocks, which experienced severe volatility during the period.

Portfolio holdings liquidated during the period included Aetna and Ryder Systems. A new portfolio position was established with the spinoff of Zimmer Holdings by Bristol-Myers Squibb. At the end of the period, the Fund was invested in 72 equity issues spread among 35 different industry groups.

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001 continued

Looking Ahead

There is no doubt that the September 11 terrorist attack will have a negative impact on the markets and the economy. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to slightly negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record ten years.

Even so, there is good reason to believe that the economy has not been completely derailed from the road to recovery. In recent months, there were many solid signs that the economy was approaching a trough. Many leading indicators had been climbing, suggesting that the economy was on the mend. Manufacturers' new orders moved solidly into positive territory by the end of the summer. Evidence like this suggests that many companies are confronting the current crisis in far better shape than might have been the case a year ago.

In the past, stocks have typically led the economy to recovery, and we believe that a stronger economic recovery next year combined with all the liquidity already in the system could help propel a sudden turnaround. A pronounced stock market rally could lead to regret for some, including those who fled the markets and especially those who gambled that the stock market would fall even farther by selling stocks short.

Fortunately, most of America's investors appear to be staying the course. According to polls taken soon after the terrorist attack, three-fourths of investors said they then had no intention of changing their investment plans. At least another tenth grasped the opportunity to buy low and intended to increase their equity exposure.

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001 continued

We appreciate your ongoing support of Morgan Stanley Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Dividend Growth Securities Inc.
FUND PERFORMANCE - AUGUST 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 8/31/01
-------------------------
1 Year                       2.49%(1)  (2.89)%(2)
Since Inception (7/28/97)    4.85%(1)   3.48 %(2)
                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 8/31/01
-------------------------
1 Year                       1.84%(1)    0.92%(2)
Since Inception (7/28/97)    4.09%(1)    4.09%(2)
                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 8/31/01
-------------------------
1 Year                       1.75%(1)  (2.87)%(2)
5 Years                     10.08%(1)   9.81 %(2)
10 Years                    11.27%(1)  11.27 %(2)
                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 8/31/01
-------------------------
1 Year                       2.74%(1)
Since Inception (7/28/97)    5.09%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED)

 NUMBER OF
  SHARES                                   VALUE
------------------------------------------------------
              Common Stocks (98.2%)
              Aerospace & Defense (0.7%)
 2,500,000    Goodrich Corp. .......  $    80,125,000
                                      ---------------
              Aluminum (3.6%)
 3,750,000    Alcan Aluminum Ltd.
               (Canada).............      136,200,000
 7,250,000    Alcoa, Inc. ..........      276,370,000
                                      ---------------
                                          412,570,000
                                      ---------------
              Apparel/Footwear (0.8%)
 2,500,000    VF Corp. .............       86,425,000
                                      ---------------
              Auto Parts: O.E.M. (3.0%)
 1,650,000    Dana Corp. ...........       32,340,000
 5,500,000    Delphi Automotive
               Systems Corp. .......       82,445,000
 2,050,000    Johnson Controls,
               Inc. ................      150,162,500
 2,250,000    TRW Inc. .............       79,200,000
                                      ---------------
                                          344,147,500
                                      ---------------
              Beverages: Non-Alcoholic (3.5%)
 3,650,000    Coca-Cola Co. ........      177,645,500
 4,800,000    PepsiCo, Inc. ........      225,600,000
                                      ---------------
                                          403,245,500
                                      ---------------
              Chemicals: Major Diversified (2.7%)
 4,575,000    Dow Chemical Co. .....      160,399,500
 3,850,000    Du Pont (E.I.) de
               Nemours & Co.,
               Inc. ................      157,734,500
                                      ---------------
                                          318,134,000
                                      ---------------
              Computer Processing Hardware (2.6%)
 3,050,000    Hewlett-Packard
               Co. .................       70,790,500
 2,250,000    International Business
               Machines Corp. ......      225,000,000
                                      ---------------
                                          295,790,500
                                      ---------------
              Department Stores (1.2%)
 3,200,000    Sears, Roebuck &
               Co. .................      136,800,000
                                      ---------------
              Discount Stores (2.3%)
 7,800,000    Target Corp. .........      270,270,000
                                      ---------------

 NUMBER OF
  SHARES                                   VALUE
------------------------------------------------------
              Electric Utilities (5.4%)
   800,000    Dominion Resources,
               Inc. ................  $    50,360,000
 3,500,000    Exelon Corp. .........      191,100,000
 2,350,000    FPL Group, Inc. ......      127,722,500
 3,150,000    GPU, Inc. ............      120,267,000
 4,600,000    Reliant Energy,
               Inc. ................      138,276,000
                                      ---------------
                                          627,725,500
                                      ---------------
              Electronics/Appliances (1.2%)
 2,100,000    Whirlpool Corp. ......      138,642,000
                                      ---------------
              Finance/Rental/Leasing (6.0%)
 3,500,000    Fannie Mae............      266,735,000
 4,050,000    Household
               International,
               Inc. ................      239,355,000
 5,000,000    Providian Financial
               Corp. ...............      195,300,000
                                      ---------------
                                          701,390,000
                                      ---------------
              Financial Conglomerates (2.6%)
 2,750,000    Citigroup, Inc. ......      125,812,500
 4,532,500    J.P. Morgan Chase &
               Co. .................      178,580,500
                                      ---------------
                                          304,393,000
                                      ---------------
              Food Distributors (2.7%)
 3,600,000    Supervalu, Inc. ......       75,528,000
 8,500,000    SYSCO Corp. ..........      238,170,000
                                      ---------------
                                          313,698,000
                                      ---------------
              Forest Products (1.3%)
 2,600,000    Weyerhaeuser Co. .....      147,550,000
                                      ---------------
              Household/Personal Care (5.9%)
 5,650,000    Avon Products,
               Inc. ................      260,634,500
 2,625,000    Kimberly-Clark
               Corp. ...............      162,881,250
 3,450,000    Procter & Gamble Co.
               (The)................      255,817,500
                                      ---------------
                                          679,333,250
                                      ---------------

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) continued

 NUMBER OF
  SHARES                                   VALUE
------------------------------------------------------
              Industrial Conglomerates (8.6%)
 5,100,000    General Electric
               Co. .................  $   208,998,000
 3,650,000    Honeywell
               International,
               Inc. ................      135,999,000
 1,800,000    Minnesota Mining &
               Manufacturing Co. ...      187,380,000
 4,300,000    Tyco International
               Ltd. (Bermuda).......      223,385,000
 3,600,000    United Technologies
               Corp. ...............      246,240,000
                                      ---------------
                                        1,002,002,000
                                      ---------------
              Industrial Specialties (0.9%)
 2,000,000    PPG Industries,
               Inc. ................      108,240,000
                                      ---------------
              Information Technology Services (1.0%)
 1,950,000    Electronic Data
               Systems Corp. .......      115,011,000
                                      ---------------
              Integrated Oil (6.0%)
 4,450,000    BP Amoco PLC (ADR)
               (United Kingdom).....      226,416,000
 6,400,000    Exxon Mobil Corp. ....      256,960,000
 3,700,000    Royal Dutch Petroleum
               Co. (ADR)
               (Netherlands)........      209,531,000
                                      ---------------
                                          692,907,000
                                      ---------------
              Life/Health Insurance (4.1%)
 2,950,000    Aegon N.V. (ARS)
               (Netherlands)........       89,090,000
 3,600,000    Jefferson-Pilot
               Corp. ...............      167,472,000
 4,500,000    Lincoln National
               Corp. ...............      224,370,000
                                      ---------------
                                          480,932,000
                                      ---------------
              Major Banks (3.5%)
 4,600,000    Bank of America
               Corp. ...............      282,900,000
 4,950,000    KeyCorp...............      124,245,000
                                      ---------------
                                          407,145,000
                                      ---------------
              Major Telecommunications (2.3%)
 5,300,000    Verizon Communications
               Inc. ................      265,000,000
                                      ---------------

 NUMBER OF
  SHARES                                   VALUE
------------------------------------------------------
              Motor Vehicles (3.1%)
 2,100,000    DaimlerChrysler AG
               (Germany)............  $    92,295,000
 6,500,000    Ford Motor Co. .......      129,155,000
 2,550,000    General Motors
               Corp. ...............      139,612,500
                                      ---------------
                                          361,062,500
                                      ---------------
              Office Equipment/Supplies (1.7%)
 4,600,000    Pitney Bowes, Inc. ...      200,054,000
                                      ---------------
              Oil & Gas Pipelines (2.8%)
 4,150,000    El Paso Corp. ........      201,648,500
 3,550,000    Enron Corp. ..........      124,214,500
                                      ---------------
                                          325,863,000
                                      ---------------
              Oil & Gas Production (1.0%)
 1,900,000    Kerr-McGee Corp. .....      110,979,000
                                      ---------------
              Oil Refining/Marketing (2.1%)
 2,500,000    Sunoco, Inc. .........       94,575,000
 4,900,000    USX-Marathon Group....      154,399,000
                                      ---------------
                                          248,974,000
                                      ---------------
              Other Metals/Minerals (0.5%)
 1,500,000    Phelps Dodge Corp. ...       59,100,000
                                      ---------------
              Pharmaceuticals: Major (7.7%)
 4,750,000    American Home Products
               Corp. ...............      266,000,000
 4,550,000    Bristol-Myers Squibb
               Co. .................      255,437,000
 3,500,000    Pharmacia Corp. ......      138,600,000
 5,700,000    Schering-Plough
               Corp. ...............      217,341,000
   455,000    Zimmer Holdings,
               Inc.*................       12,376,000
                                      ---------------
                                          889,754,000
                                      ---------------
              Pulp & Paper (1.6%)
 2,300,000    International Paper
               Co. .................       92,276,000
 2,700,000    Mead Corp. ...........       89,748,000
                                      ---------------
                                          182,024,000
                                      ---------------

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) continued

 NUMBER OF
  SHARES                                   VALUE
------------------------------------------------------
              Railroads (1.9%)
 4,550,000    Burlington Northern
               Santa Fe Corp. ......  $   123,350,500
 2,600,000    CSX Corp. ............       91,884,000
                                      ---------------
                                          215,234,500
                                      ---------------
              Recreational Products (0.8%)
 2,150,000    Eastman Kodak Co. ....       96,040,500
                                      ---------------
              Semiconductors (0.7%)
 2,850,000    Intel Corp. ..........       79,686,000
                                      ---------------
              Trucks/Construction/Farm Machinery
              (2.4%)
 2,100,000    Caterpillar, Inc. ....      105,000,000
 4,150,000    Deere & Co. ..........      179,155,500
                                      ---------------
                                          284,155,500
                                      ---------------
              Total Common Stocks
              (Cost
               $5,170,405,280)......   11,384,403,250
                                      ---------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investments (1.7%)
              U.S. Government Agency Obligations (a)
              (1.7%)
 $ 197,800    Federal Home Loan
               Banks 3.58% due
               09/04/01
               (Cost
               $197,740,990)........      197,740,990
                                      ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                 VALUE
------------------------------------------------------
              Repurchase Agreement (0.0%)
 $     125    The Bank of New York
               3.563% due 09/04/01
               (dated 08/31/01;
               proceeds $124,743)
               (b)
               (Cost $124,694)......  $       124,694
                                      ---------------
              Total Short-Term Investments
              (Cost $197,865,684)...      197,865,684
                                      ---------------

Total Investments
(Cost $5,368,270,964)
(c)......................    99.9%     11,582,268,934
Other Assets in Excess of
Liabilities..............     0.1          16,491,806
                            -----     ---------------
Net Assets...............   100.0%    $11,598,760,740
                            =====     ===============

---------------------------------------------------

    ADR  American Depository Receipt.
    ARS  American Registered Shares.
    *    Non-income producing security.
    (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b) Collateralized by $126,507 FNMA 6.5% due 06/01/31 valued at $127,188.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $6,372,453,013 and the aggregate gross unrealized depreciation is $158,455,043, resulting in net unrealized appreciation of $6,213,997,970.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $5,368,270,964).....................................  $11,582,268,934
Receivable for:
    Dividends...............................................       35,881,954
    Capital stock sold......................................        7,415,023
    Foreign withholding taxes reclaimed.....................           96,456
Prepaid expenses and other assets...........................          223,714
                                                              ---------------
    Total Assets............................................   11,625,886,081
                                                              ---------------
Liabilities:
Payable for:
    Capital stock repurchased...............................       12,781,758
    Distribution fee........................................        9,801,422
    Investment management fee...............................        3,906,825
Accrued expenses and other payables.........................          635,336
                                                              ---------------
    Total Liabilities.......................................       27,125,341
                                                              ---------------
    Net Assets..............................................  $11,598,760,740
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................  $ 5,055,377,310
Net unrealized appreciation.................................    6,213,997,970
Accumulated undistributed net investment income.............       29,145,633
Accumulated undistributed net realized gain.................      300,239,827
                                                              ---------------
    Net Assets..............................................  $11,598,760,740
                                                              ===============
Class A Shares:
Net Assets..................................................     $207,637,106
Shares Outstanding (500,000,000 shares authorized, $.01 par
  value)....................................................        4,240,998
    Net Asset Value Per Share...............................           $48.96
                                                              ===============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........           $51.67
                                                              ===============
Class B Shares:
Net Assets..................................................  $10,801,825,457
Shares Outstanding (500,000,000 shares authorized, $.01 par
  value)....................................................      220,615,037
    Net Asset Value Per Share...............................           $48.96
                                                              ===============
Class C Shares:
Net Assets..................................................     $133,549,990
Shares Outstanding (500,000,000 shares authorized, $.01 par
  value)....................................................        2,736,123
    Net Asset Value Per Share...............................           $48.81
                                                              ===============
Class D Shares:
Net Assets..................................................     $455,748,187
Shares Outstanding (500,000,000 shares authorized, $.01 par
  value)....................................................        9,300,090
    Net Asset Value Per Share...............................           $49.00
                                                              ===============

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2001 (unaudited)

Net Investment Income:

Income
Interest....................................................  $   2,352,591
Dividends (net of $2,053,897 foreign withholding tax).......    129,827,611
                                                              -------------
    Total Income............................................    132,180,202
                                                              -------------
Expenses
Distribution fee (Class A shares)...........................        280,707
Distribution fee (Class B shares)...........................     57,126,675
Distribution fee (Class C shares)...........................        703,464
Investment management fee...................................     23,708,077
Transfer agent fees and expenses............................      5,454,810
Shareholder reports and notices.............................        305,204
Custodian fees..............................................        222,230
Registration fees...........................................         59,882
Professional fees...........................................         28,303
Directors' fees and expenses................................         11,262
Other.......................................................         48,567
                                                              -------------
    Total Expenses..........................................     87,949,181
                                                              -------------
    Net Investment Income...................................     44,231,021
                                                              -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................    300,271,598
Net change in unrealized appreciation.......................   (839,380,283)
                                                              -------------
    Net Loss................................................   (539,108,685)
                                                              -------------
Net Decrease................................................  $(494,877,664)
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              AUGUST 31, 2001   FEBRUARY 28, 2001
                                                              ---------------    ---------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $    44,231,021    $   122,888,604
Net realized gain...........................................      300,271,598      1,095,009,497
Net change in unrealized appreciation.......................     (839,380,283)     1,038,512,307
                                                              ---------------    ---------------
    Net Increase (Decrease).................................     (494,877,664)     2,256,410,408
                                                              ---------------    ---------------
Dividends and Distributions to Shareholders From:
Net investment income
    Class A shares..........................................       (1,494,239)        (3,811,483)
    Class B shares..........................................      (35,385,330)      (125,393,249)
    Class C shares..........................................         (567,358)        (1,284,013)
    Class D shares..........................................       (3,616,890)        (8,669,342)
Net realized gain
    Class A shares..........................................       (5,708,091)       (24,006,246)
    Class B shares..........................................     (293,210,371)    (1,304,698,292)
    Class C shares..........................................       (3,585,008)       (14,724,273)
    Class D shares..........................................      (11,818,813)       (47,997,084)
                                                              ---------------    ---------------
    Total Dividends and Distributions.......................     (355,386,100)    (1,530,583,982)
                                                              ---------------    ---------------

Net decrease from capital stock transactions................     (156,297,746)    (1,745,198,484)
                                                              ---------------    ---------------

    Net Decrease............................................   (1,006,561,510)    (1,019,372,058)
                                                              ---------------    ---------------
Net Assets:
Beginning of period.........................................   12,605,322,250     13,624,694,308
                                                              ---------------    ---------------
End of Period
(Including accumulated undistributed net investment income
of $29,145,633 and $25,978,429, respectively)...............  $11,598,760,740    $12,605,322,250
                                                              ===============    ===============

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Dividend Growth Securities Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions To Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $115,926,000 at August 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that the expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $5,018,100 and $20,800, respectively and received $154,500 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. Security Transactions and Transactions With Affiliates

The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2001 aggregated $584,103,501.

For the six months ended August 31, 2001, the Fund incurred $9,844 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended August 31, 2001, the Fund incurred brokerage commissions of $43,058 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 2001 included in Directors' fees and expenses in the Statement of Operations amounted to $4,885. At August 31, 2001, the Fund had an accrued pension liability of $57,231, which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $238,000.

5. Capital Stock

Transactions in capital stock were as follows:

                                                         FOR THE SIX                   FOR THE YEAR
                                                        MONTHS ENDED                       ENDED
                                                       AUGUST 31, 2001               FEBRUARY 28, 2001
                                                 ---------------------------   -----------------------------
                                                         (unaudited)
                                                   SHARES         AMOUNT         SHARES          AMOUNT
                                                 -----------   -------------   -----------   ---------------
CLASS A SHARES
Sold...........................................      709,040   $  36,448,508     1,662,021   $    89,471,001
Reinvestment of dividends and distributions....      131,623       6,677,718       512,735        26,058,616
Redeemed.......................................     (846,286)    (43,306,944)   (2,211,764)     (118,317,736)
                                                 -----------   -------------   -----------   ---------------
Net decrease - Class A.........................       (5,623)       (180,718)      (37,008)       (2,788,119)
                                                 -----------   -------------   -----------   ---------------
CLASS B SHARES
Sold...........................................    8,569,430     443,658,934    13,483,982       722,519,888
Reinvestment of dividends and distributions....    5,898,207     300,266,990    25,894,695     1,316,843,155
Redeemed.......................................  (18,833,759)   (969,376,429)  (71,288,307)   (3,774,130,203)
                                                 -----------   -------------   -----------   ---------------
Net decrease - Class B.........................   (4,366,122)   (225,450,505)  (31,909,630)   (1,734,767,160)
                                                 -----------   -------------   -----------   ---------------
CLASS C SHARES
Sold...........................................      375,735      19,486,922       716,402        38,297,136
Reinvestment of dividends and distributions....       78,545       3,978,951       304,930        15,459,240
Redeemed.......................................     (375,038)    (19,300,414)   (1,076,714)      (56,895,169)
                                                 -----------   -------------   -----------   ---------------
Net increase (decrease) - Class C..............       79,242       4,165,459       (55,382)       (3,138,793)
                                                 -----------   -------------   -----------   ---------------
CLASS D SHARES
Sold...........................................    2,271,092     118,004,416     2,553,934       137,249,092
Reinvestment of dividends and distributions....      289,846      14,688,449     1,075,757        54,738,885
Redeemed.......................................   (1,314,555)    (67,524,847)   (3,655,101)     (196,492,389)
                                                 -----------   -------------   -----------   ---------------
Net increase (decrease) - Class D..............    1,246,383      65,168,018       (25,410)       (4,504,412)
                                                 -----------   -------------   -----------   ---------------
Net decrease in Fund...........................   (3,046,120)  $(156,297,746)  (32,027,430)  $(1,745,198,484)
                                                 ===========   =============   ===========   ===============

6. Federal Income Tax Status

As of February 28, 2001 the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Dividend Growth Securities Inc.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                    FOR THE SIX        FOR THE YEAR ENDED FEBRUARY 28,        JULY 28, 1997*
                                                   MONTHS ENDED     --------------------------------------        THROUGH
                                                  AUGUST 31, 2001     2001         2000**          1999      FEBRUARY 28, 1998
                                                  ---------------   --------      ---------      ---------   -----------------
                                                    (unaudited)

Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period............     $52.54           $50.11        $60.22         $58.39         $53.43
                                                     ------           ------        ------         ------         ------

Income (loss) from investment operations:
    Net investment income.......................       0.36             0.84          0.94           1.05           0.66
    Net realized and unrealized gain (loss).....      (2.25)            8.35         (7.75)          3.58           5.22
                                                     ------           ------        ------         ------         ------

Total income (loss) from investment
  operations....................................      (1.89)            9.19         (6.81)          4.63           5.88
                                                     ------           ------        ------         ------         ------

Less dividends and distributions from:
    Net investment income.......................      (0.35)           (0.92)        (0.99)         (1.02)         (0.67)
    Net realized gain...........................      (1.34)           (5.84)        (2.31)         (1.78)         (0.25)
                                                     ------           ------        ------         ------         ------

Total dividends and distributions...............      (1.69)           (6.76)        (3.30)         (2.80)         (0.92)
                                                     ------           ------        ------         ------         ------

Net asset value, end of period..................     $48.96           $52.54        $50.11         $60.22         $58.39
                                                     ======           ======        ======         ======         ======

Total Return+...................................      (3.70)%(1)       19.31%       (12.07)%         8.10%         11.15%(1)

Ratios to Average Net Assets:
Expenses........................................       0.73%(2)(3)      0.73%(3)      0.67%(3)       0.64%(3)       0.70%(2)

Net investment income...........................       1.40%(2)(3)      1.57%(3)      1.52%(3)       1.76%(3)       2.09%(2)

Supplemental Data:
Net assets, end of period, in thousands.........   $207,637         $223,106      $214,669       $227,457        $84,987

Portfolio turnover rate.........................          0 %(1)           1%            4%            13%             4%

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

FINANCIAL HIGHLIGHTS continued

                                   FOR THE SIX                          FOR THE YEAR ENDED FEBRUARY 28,
                                  MONTHS ENDED      ------------------------------------------------------------------------
                                AUGUST 31, 2001++      2001++        2000**++        1999++        1998*++          1997
                                -----------------   ------------   ------------   ------------   ------------   ------------
                                   (unaudited)

Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $52.54              $50.10         $60.18         $58.36         $46.60         $39.65
                                     ------              ------         ------         ------         ------         ------
Income (loss) from investment
 operations:
    Net investment income.....         0.17                0.47           0.64           0.77           0.84           0.81
    Net realized and
    unrealized gain (loss)....        (2.25)               8.35          (7.73)          3.58          12.50           7.55
                                     ------              ------         ------         ------         ------         ------
Total income (loss) from
 investment operations........        (2.08)               8.82          (7.09)          4.35          13.34           8.36
                                     ------              ------         ------         ------         ------         ------
Less dividends and
  distributions from:
    Net investment income.....        (0.16)              (0.54)         (0.68)         (0.75)         (0.83)         (0.88)
    Net realized gain.........        (1.34)              (5.84)         (2.31)         (1.78)         (0.75)         (0.53)
                                     ------              ------         ------         ------         ------         ------
Total dividends and
  distributions...............        (1.50)              (6.38)         (2.99)         (2.53)         (1.58)         (1.41)
                                     ------              ------         ------         ------         ------         ------
Net asset value, end of
  period......................       $48.96              $52.54         $50.10         $60.18         $58.36         $46.60
                                     ======              ======         ======         ======         ======         ======
Total Return+.................        (4.07)%(1)          18.48%        (12.49)%         7.59%         29.10%         21.37%

Ratios to Average Net Assets:
Expenses......................         1.47%(2)(3)         1.42%(3)       1.15%(3)       1.11%(3)       1.14%          1.22%

Net investment income.........         0.66%(2)(3)         0.88%(3)       1.04%(3)       1.29%(3)       1.61%          1.95%

Supplemental Data:
Net assets, end of period, in
 thousands....................  $10,801,825         $11,819,378    $12,869,283    $18,060,848    $16,989,453    $12,906,779

Portfolio turnover rate.......            0 %(1)              1%             4%            13%             4%             4%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through
         reinvestment of dividends and capital gains distributions
         (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Morgan Stanley DW Inc.
         have been designated Class B shares. The Old Shares and
         shares held by those employee benefit plans prior to July
         28, 1997 have been designated Class D shares.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                                    FOR THE SIX         FOR THE YEAR ENDED FEBRUARY 28,        JULY 28, 1997*
                                                   MONTHS ENDED     ---------------------------------------        THROUGH
                                                  AUGUST 31, 2001     2001          2000**          1999      FEBRUARY 28, 1998
                                                  ---------------   ---------      ---------      ---------   -----------------
                                                    (unaudited)

Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period............       $52.44         $49.96         $60.02         $58.28          $53.43
                                                       ------         ------         ------         ------          ------

Income (loss) from investment operations:
    Net investment income.......................         0.17           0.50           0.47           0.59            0.43
    Net realized and unrealized gain (loss).....        (2.25)          8.32          (7.70)          3.56            5.21
                                                       ------         ------         ------         ------          ------

Total income (loss) from investment
  operations....................................        (2.08)          8.82          (7.23)          4.15            5.64
                                                       ------         ------         ------         ------          ------

Less dividends and distributions from:
    Net investment income.......................        (0.21)         (0.50)         (0.52)         (0.63)          (0.54)
    Net realized gain...........................        (1.34)         (5.84)         (2.31)         (1.78)          (0.25)
                                                       ------         ------         ------         ------          ------

Total dividends and distributions...............        (1.55)         (6.34)         (2.83)         (2.41)          (0.79)
                                                       ------         ------         ------         ------          ------

Net asset value, end of period..................       $48.81         $52.44         $49.96         $60.02          $58.28
                                                       ======         ======         ======         ======          ======

Total Return+...................................        (4.07)%(1)     18.54%        (12.73)%         7.26%          10.68%(1)

Ratios To Average Net Assets:
Expenses........................................         1.48%(2)(3)    1.37%(3)       1.43%(3)       1.43%(3)        1.45%(2)

Net investment income...........................         0.65%(2)(3)    0.93%(3)       0.76%(3)       0.97%(3)        1.37%(2)

Supplemental Data:
Net assets, end of period, in thousands.........     $133,550       $139,320       $135,496       $144,425         $50,773

Portfolio turnover rate.........................            0 %(1)         1%             4%            13%              4%

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                                    FOR THE SIX         FOR THE YEAR ENDED FEBRUARY 28,        JULY 28, 1997*
                                                   MONTHS ENDED     ---------------------------------------        THROUGH
                                                  AUGUST 31, 2001     2001          2000**          1999      FEBRUARY 28, 1998
                                                  ---------------   ---------      ---------      ---------   -----------------
                                                    (unaudited)

Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period............       $52.59         $50.16         $60.26         $58.43          $53.43
                                                       ------         ------         ------         ------          ------

Income (loss) from investment operations:
    Net investment income.......................         0.43           0.97           1.09           1.17            0.76
    Net realized and unrealized gain (loss).....        (2.26)          8.35          (7.76)          3.59            5.20
                                                       ------         ------         ------         ------          ------

Total income (loss) from investment
  operations....................................        (1.83)          9.32          (6.67)          4.76            5.96
                                                       ------         ------         ------         ------          ------

Less dividends and distributions from:
    Net investment income.......................        (0.42)         (1.05)         (1.12)         (1.15)          (0.71)
    Net realized gain...........................        (1.34)         (5.84)         (2.31)         (1.78)          (0.25)
                                                       ------         ------         ------         ------          ------

Total dividends and distributions...............        (1.76)         (6.89)         (3.43)         (2.93)          (0.96)
                                                       ------         ------         ------         ------          ------

Net asset value, end of period..................       $49.00         $52.59         $50.16         $60.26          $58.43
                                                       ======         ======         ======         ======          ======

Total Return+...................................        (3.59)%(1)     19.60%        (11.85)%         8.33%          11.31%(1)

Ratios to Average Net Assets:
Expenses........................................         0.48%(2)(3)    0.48%(3)       0.43%(3)       0.43%(3)        0.45%(2)

Net investment income...........................         1.65%(2)(3)    1.82%(3)       1.76%(3)       1.97%(3)        2.39%(2)

Supplemental Data:
Net assets, end of period, in thousands.........     $455,748       $423,519       $405,246       $488,987        $365,068

Portfolio turnover rate.........................            0 %(1)         1%             4%            13%              4%

---------------------

     *   The date shares were first issued. Shareholders who held
         shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class structure) should refer to the
         Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Calculated based on the net asset value as of the last
         business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

DIRECTORS
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Richard Behler
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
DIVIDEND GROWTH
SECURITIES


Semiannual Report
August 31, 2001